Note 13 - Government Assistance (Details Textual) - Cancer Prevention Research Institute of Texas [member] $ in Millions		1 Months Ended
	Feb. 08, 2015	Feb. 28, 2015 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Statement Line Items [Line Items]
Government grant, maximum receivable		$ 14.1		$ 14.1
Government grant, period of eligibility (Year)		3 years
Royalty, percentage of revenues on sales, after aggregate royalty payments equal 400 percent of grant fund	0.50%
Royalty-related liability			$ 0
Bottom of range [member]
Statement Line Items [Line Items]
Royalty, percentage revenue of sales	3.00%
Top of range [member]
Statement Line Items [Line Items]
Royalty, percentage revenue of sales	5.00%